License and Collaboration Agreements	12 Months Ended
Dec. 31, 2014
Research and Development [Abstract]
License and Collaboration Agreements
License and Collaboration Agreements
Licenses Granted
In August 2014, we entered into an agreement with Sanofi under which we granted Sanofi an exclusive license for use of our GLAAS platform to discover, develop and commercialize products to treat a selected food allergy. Upon execution of the agreement, we received a $3.5 million upfront payment, recognized as revenue during the year ended December 31, 2014. The agreement provides for additional payments of up to $168.0 million based upon the attainment of certain development and commercialization milestones, and tiered royalties on sales of approved products. Sanofi may terminate the agreement at any time upon six months' written notice.
In October 2010, we entered into three separate license agreements with MedImmune, LLC (MedImmune) pursuant to which we granted MedImmune a worldwide, sublicensable, exclusive license to use GLA to develop and sell vaccines in three different infectious disease indications. In 2010, MedImmune paid us upfront payments under the license agreements. Under each license agreement, MedImmune is obligated to make additional payments based on achievement of certain development, regulatory, and commercial milestones for the licensed indication. MedImmune is also obligated to pay us a low double-digit percentage share of non-royalty payments that it receives from sublicensees and a mid single-digit royalty payments on net sales of licensed products, which royalty is subject to reduction under certain circumstances. Through December 31, 2014, MedImmune has paid us an aggregate of $5.5 million in upfront payments under the license agreements. Under each license agreement, MedImmune is obligated to make additional aggregate payments of $62.9 million to $75.0 million, depending on the infectious disease indication and the achievement of certain development, regulatory and commercial milestones for the licensed indication. For the year ended December 31, 2014 we recognized $1.0 million in revenue for the achievement of development milestones under these license agreements.
In May 2013, we entered into a nonexclusive license agreement granting Medicago, Inc. (Medicago) a right to research, develop, and commercialize GLA in the field of pandemic influenza. Medicago paid an upfront payment of $500,000 under the license agreement, which was recognized as revenue during the year ended December 31, 2013, and is also obligated to make additional payments of up to $9.5 million based on achievement of certain development and government contract milestones for the licensed indication. Medicago is also obligated to pay us a mid single-digit royalty on net sales of licensed products, which royalty is subject to reduction under license expiration.
In October 2011, we entered into an amended material transfer agreement with Sanofi US Services, Inc. which included an exclusive option to license GLA in the field of allergy and contract research support in exchange for multiple scheduled payments. We allocated a portion of the total payments as license income and the remaining portion to contract research services. We recognized $805,000 in license revenue and $200,000 in other revenue associated with this agreement in 2012.
Licenses Acquired
In July 2008, we licensed certain rights to research, develop, and commercialize GLA from the Infectious Disease Research Institute (IDRI) and amended the agreement in 2010. We paid an upfront fee and issued shares of our common stock valued at $59,000 for the license. We recorded the upfront cash payment and the fair value of the common stock as research and development expense in 2008, as the licensed rights had no alternative future use.
In addition, we agreed to pay certain fees in the future if we should elect to continue development of the applicable technologies, including payments upon achievement of certain development and commercialization milestones and royalty payments of single-digit percentage of net sales, if and when commercialized; however, we may terminate our development program at any time without obligation to IDRI. Under our license agreement with IDRI, we are obligated to share with IDRI a percentage of payments received from third-party licensees.
Through December 31, 2014, we have paid IDRI an aggregate of $1.9 million in upfront fees, milestone payments and sublicense revenue related to our sublicensees. We expensed these amounts to research and development expense, as the rights had no alternative future use. In 2013 we paid $140,000 in license related milestone payments which were expensed in research and development expenses. We are obligated to pay IDRI up to $2.4 million in additional payments based on the achievement of certain developmental and regulatory milestones for the first GLA product, and up to $1.3 million in additional payments based on the achievement of certain developmental and regulatory milestones for each subsequent GLA product.
In 2009, we licensed certain patent rights directed to the production of dendritic cell-targeted therapeutic and prophylactic immunization strategies from the California Institute of Technology (Caltech) in exchange for shares of our common stock valued at $25,000. We make annual minimum royalty payments under the license. In addition, we agreed to pay certain fees in the future, including milestone payments upon achievement of certain development and commercialization milestones and royalty payments on net sales in the low single-digit percentage, if and when commercialized, if we should elect to continue development of the related technology; however, we may terminate our development program at any time without further obligation to Caltech. In addition, we are required to pay Caltech up to an aggregate of $1.6 million in additional payments upon the achievement of certain regulatory and sales milestones.
Collaborations
In October 2014, we entered into a collaboration with Sanofi Pasteur for the development of a Herpes Simplex Virus immune therapy. Sanofi Pasteur and Immune Design will each contribute product candidates to the collaboration: Sanofi Pasteur will contribute HSV-529, a clinical-stage replication-defective HSV vaccine product candidate, and Immune Design will contribute G103, our preclinical trivalent vaccine product candidate. The collaboration will explore the potential of various combinations of agents, including leveraging Immune Design's GLAAS platform, with the goal to select the best potential immune therapy for patients. Each company will develop the products jointly through Phase 2 clinical trials, at which point Sanofi Pasteur intends to continue development of the most promising candidate and be responsible for commercialization. Sanofi Pasteur will bear the costs of all preclinical and clinical development, with Immune Design providing a specific formulation of GLA from the GLAAS platform at its cost through Phase 2 studies. Immune Design will be eligible to receive future milestone and royalty payments on any product developed from the collaboration. The Company recognizes funding from collaborative research and development efforts as revenue as the Company performs or delivers the related services in accordance with contract terms as long as the Company will receive payment for such services upon standard payment terms. The costs of the related services performed are recorded as research and development expenses on the statement of operations. For the year ended December 31, 2014, the Company recognized $1.1 million in revenue under this collaboration arrangement. As of December 31, 2014, the Company has an outstanding receivable of $1.5 million under this collaboration agreement of which $492,000 was unearned.